Warrents - Key Level 3 inputs into the option pricing model related toVGS Warrants (Details) - VGS Warrant Agreement - Level 3	Dec. 31, 2022 Y $ / shares
Volatility
Warrants
Warrants, measurement input	0.49
Risk-free interest rate
Warrants
Warrants, measurement input	0.0380
Exercise price
Warrants
Warrants, measurement input | $ / shares	4.26
Expected term
Warrants
Warrants, measurement input | Y	5.0